STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)						3 Months Ended		9 Months Ended
	Jul. 20, 2023	Jul. 17, 2023	May 19, 2023	Feb. 01, 2023	Dec. 31, 2022	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 15, 2022
Class of Stock [Line Items]
Preferred stock, shares authorized					10,000,000	10,000,000		10,000,000
Member's equity					$ 2,526,104
Settlement of promissory notes								$ 170,000
Common stock shares outstanding					0	15,134,545		15,134,545
Common stock shares issued					0	15,134,545		15,134,545
Common Stock, Shares Authorized					300,000,000	300,000,000		300,000,000
Unreimbursed advances		$ 100,000
Outstanding principal and accrued interest						$ 2,178,000		$ 2,178,000
Fair value deemed					$ 0.0001	$ 0.0001		$ 0.0001
Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued							33,952,778
REI Exchange Agreement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Shares, new issues	14,118,233
Note Exchange Agreements [Member]
Class of Stock [Line Items]
Shares, new issues		38,800,764
Outstanding principal and accrued interest		$ 1,944,000
Outstanding principal and accrued interest		$ 75,263
Series A convertible preferred stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued					0	0		0
Preferred stock shares outstanding					0	0		0
Preferred stock, par value					$ 0.0001	$ 0.0001		$ 0.0001
Series B Preferred Stock [Member] | Series B Preferred Exchange Agreements [Member]
Class of Stock [Line Items]
Shares, new issues		220,135
Series B Preferred Stock [Member] | Series B Preferred Exchange Agreements [Member] | Common Stock [Member]
Class of Stock [Line Items]
Shares, new issues		5,000,000
Series B Preferred Stock [Member] | REI Exchange Agreement [Member]
Class of Stock [Line Items]
Shares, new issues	1,250,000
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued					0	0		0
Preferred stock shares outstanding					0	0		0
Convertible into shares of common stock						100		100
Preferred stock, par value					$ 0.0001	$ 0.0001		$ 0.0001
Series B Convertible Preferred Stock [Member] | REI Exchange Agreement [Member]
Class of Stock [Line Items]
Shares, new issues	1,250,000
Series A Rights [Member] | Series B Preferred Exchange Agreements [Member]
Class of Stock [Line Items]
Shares, new issues		22,013,500
Series A Rights [Member] | REI Exchange Agreement [Member]
Class of Stock [Line Items]
Shares, new issues	108,729,363
Series B Rights [Member] | REI Exchange Agreement [Member]
Class of Stock [Line Items]
Shares, new issues	30,388,873
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued					0	630,900		630,900
Preferred stock shares outstanding					0	630,900		630,900
Convertible into shares of common stock						100		100
Preferred stock, par value					$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, liquidation preference						$ 1,000		$ 1,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Shares, new issues		7,000,000
Series A Preferred Stock [Member] | Rights Exchanges [Member]
Class of Stock [Line Items]
Rights exchange loss						$ 116,591,322		$ 116,591,322
Series A Right Share [Member] | Series B Preferred Exchange Agreements [Member]
Class of Stock [Line Items]
Fair value deemed		$ 2.90
Series A Right Share [Member] | REI Exchange Agreement [Member]
Class of Stock [Line Items]
Fair value deemed	$ 1.80
Series A Right Share [Member] | Note Exchange Agreements [Member]
Class of Stock [Line Items]
Fair value deemed		$ 2.90
Series B Right Share [Member] | REI Exchange Agreement [Member]
Class of Stock [Line Items]
Fair value deemed	$ 1.80
WTI Global Inc [Member] | Promissory Note [Member]
Class of Stock [Line Items]
Settlement of promissory notes				$ 170,000
Membership percentage				2.254%
Titan Trucking LLC [Member]
Class of Stock [Line Items]
Voting rights, Description					Each Member had voting rights based on and proportionate to such Member’s Membership interest
Titan Trucking LLC [Member] | WTI Global Inc [Member]
Class of Stock [Line Items]
Membership percentage										7.00%
Titan Trucking LLC Reverse Acquisition [Member] | Series C Convertible Preferred Stock [Member] | Merger Agreement [Member]
Class of Stock [Line Items]
Number of shares issued			630,900
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period			70,100